Deferred Revenue (Details) - Schedule of Deferred Revenue - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022		Dec. 31, 2021
Schedule of Deferred Revenue [Abstract]
Balance at begging	$ 662	[1]
Increase due to the business combinations			483
Additions	102		467
Revenue recognized in the reported period	(184)		(288)
Balance at ending	$ 580	[2]	$ 662	[1]

[1]	Includes $415 thousand under long term deferred revenue in the Company’s consolidated balance sheets as of December 31, 2021.
[2]	Includes $398 thousand under long term deferred revenue in the Company’s consolidated balance sheets as of December 31, 2022.